UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-21289

Birmiwal Investment Trust

(Exact name of registrant as specified in charter)

5270 Highland Drive, Bellevue, WA      98006

(Address of principal executive offices) ( Zip code)

Kailash Birmiwal

5270 Highland Drive, Bellevue, WA  98006

(Name and address of agent for service)

Registrant's telephone number, including area code: (425) 957-9436

Date of fiscal year end: March 31

Date of reporting period: September 30, 2007

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).  The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Reports to Stockholders.

Birmiwal Oasis Fund

For Investors Seeking Capital Appreciation

SEMI-ANNUAL REPORT

September 30, 2007

Birmiwal Investment Trust

www.birmiwal.com

1-800-417-5525

BIRMIWAL OASIS FUND (Unaudited)

* Includes industry sectors that individually constitute no more than 4% of net assets.

  See Schedule of Investments for additional information.

PERFORMANCE INFORMATION

AVERAGE ANNUAL RATE OF RETURN (%) FOR THE PERIODS ENDED SEPTEMBER 30, 2007.

09/30/07 NAV $36.26

   Since

1 Year(A)           3 Year(A)             Inception(A)

Birmiwal Oasis Fund

27.20%               39.55%

               46.50%

S&P 500(B)

16.44%               13.15%

   16.03%

(A) 1 Year, 3 Year and Since Inception returns include change in share prices and in each case includes reinvestment of any dividends and capital gain distributions.  The inception date of the Birmiwal Oasis Fund was April 1, 2003.

(B) The S&P 500 is a broad market-weighted average dominated by blue-chip stocks and is an unmanaged group of stocks whose composition is different from the Fund.

PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS.  INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.  RETURNS DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.  CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. TO OBTAIN PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH END, PLEASE CALL 1-800-417-5525.

2007 Semi-Annual Report  1

Availability of Quarterly Schedule of Investments (Unaudited)

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC's website at http://www.sec.gov.  The Fund’s Forms N-Q may also be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Proxy Voting Guidelines (Unaudited)

Birmiwal Asset Management, Inc., the Fund’s Adviser, is responsible for exercising the voting rights associated with the securities held by the Fund. A description of the policies and procedures used by the Adviser in fulfilling this responsibility is available without charge on the Fund’s website at www.birmiwal.com. It is also included in the Fund’s Statement of Additional Information, which is available on the Securities and Exchange Commission’s website at http://www.sec.gov.

Information regarding how the Fund voted proxies, Form N-PX, relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling our toll free number (1-800-417-5525). This information is also available on the Securities and Exchange Commission’s website at http://www.sec.gov.

Disclosure of Expenses (Unaudited)

Shareholders of this Fund incur ongoing operating expenses consisting solely of a base management fee and a performance-based management fee. The following example is intended to help you understand your ongoing costs of investing in the Fund and to compare these costs with similar costs of investing in other mutual funds. The example is based on an investment of $1,000 invested in the Fund on March 31, 2007 and held through September 30, 2007.

The first line of the table below provides information about actual account values and actual expenses. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6) and then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Period."

The second line of the table below  provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses paid by a shareholder for the period. Shareholders may use this information to compare the ongoing costs of  investing in this Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in other funds' shareholder reports.

                                                                                                                                   Expenses Paid

                                                                     Beginning                   Ending                 During the Period*

                                                                 Account Value          Account Value           March 31, 2007 to

                                                     March 31, 2007      September 30, 2007     September 30, 2007

Actual                                   $1,000.00                 $1,113.64                         $23.14

Hypothetical                          $1,000.00                 $1,003.10                         $21.93

(5% annual return

before expenses)

*    Expenses are equal to the Fund’s annualized expense ratio of 4.38%, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period.)

2007 Semi-Annual Report  2

Birmiwal Oasis Fund

		Schedule of Investments
	September 30, 2007 (Unaudited)

Shares/Principal Amount		Market Value	% of Net Assets

COMMON STOCKS

Agricultural Chemicals
524,933	Bodisen Biotech Inc. *	$ 787,399	3.55%

Aircraft Engines & Engine Parts
4,000	TAT Technologies Ltd. **	54,600	0.25%

Coating, Engraving & Allied Services
31,270	North American Galvanizing & Coatings Inc. *	237,652	1.07%

Communications Equipment, NEC
5,000	Telestone Technologies Corp. * **	30,450	0.14%

Communications Services, NEC
8,200	Hurray! Holding Co. Ltd. * **	42,312
14,000	Intac International Inc. * **	125,860
		168,172	0.76%

Computer Communications Equipment
2,000	Acme Packet, Inc. *	30,840
1,000	Riverbed Technology, Inc. *	40,390
		71,230	0.32%

Computer Storage Devices
2,000	EMC Corporation *	41,600	0.19%

Deep Sea Foreign Transportation of Freight
3,000	Euroseas, Ltd. **	43,590
10,000	Oceanfreight Inc. **	232,400
6,000	Navios Maritime Holdings Inc. **	48,900
10,000	Top Tankers Inc. * **	69,900
		394,790	1.78%

Drawing & Insulating of Nonferrous Wire
2,000	Corning Inc. *	49,300	0.22%

Drilling Oil & Gas Wells
3,000	Union Drilling, Inc. *	43,740	0.20%

Electric Lighting & Wiring Equipment
2,000	LSI Industries Inc.	41,040	0.18%

Electronic Computers
1,000	Netezza Corporation *	12,510
20,000	Sun Microsystems Inc. *	112,400
		124,910	0.56%

Engines & Turbines
500	Cummins Inc. *	63,945	0.29%

Finance Services
2,500	Life Partners Holdings Inc.	84,125	0.38%

General Bldg Contractors - Nonresidential Bldgs
1,000	Perini Corp. *	55,930	0.25%

Gold and Silver Ores
50,000	Taseko Mines Ltd. *	262,500	1.18%

Hotels & Motels
1,000	Melco PBL Entertainment (Macau) LTD. * **	16,500	0.07%

Industrial Trucks, Tractors, Trailors & Stackers
1,000	Cascade Corp.	65,170
800	Nacco Industries Inc.	82,784
		147,954	0.67%

Metal Mining
20,000	Joy Global, Inc.	128,600	0.58%

Mining Machinery & Equipment (No Oil & Gas Field Mach & Equip)
2,000	Joy Global, Inc.	101,720	0.46%

Miscellaneous Electrical Machinery, Equipment & Supplies
5,000	GSI Group Inc. *	56,500	0.25%

Miscellaneous Products of Petroleum & Coal
10,000	Headwaters Inc. *	148,800	0.67%

Motor Vehicles & Passenger Car Bodies
3,000	Tata Motors Ltd. **	57,420	0.26%

*Non-Income Producing Securities.

**ADR - American Depository Receipt.

The accompanying notes are an integral part of the financial statements.

2007 Semi-Annual Report  3

Birmiwal Oasis Fund

		Schedule of Investments
	September 30, 2007 (Unaudited)

Shares/Principal Amount		Market Value	% of Net Assets

COMMON STOCKS

Motors & Generators
5,000	Harbin Electric, Inc. * **	81,250	0.37%

Natural Gas Transmisison & Distribution
1,000	China Natural Gas, Inc. *	6,900	0.03%

Newspapers: Publishing or Publishing & Printing
3,000	Dolan Media Company *	72,900	0.33%

Oil & Gas Field Exploration Services
14,000	OMNI Energy Services Corp. *	112,000	0.50%

Pharmaceutical Preparations
1,000	Chattem Inc. *	70,520
5,000	Emergent BioSolutions, Inc. *	44,400
3,000	Simcere Pharmaceutical Group. *	47,790
3,000	Sirtris Pharmaceuticals, Inc. *	51,240
24,000	ViroPharma Inc. *	213,600
		427,550	1.93%

Power, Distribution & Specialty Transformers+
2,000	Jinpan International Ltd. **	57,400	0.26%

Primary Smelting & Refining of Nonferrous Metals
8,000	Sterlite Industries India Ltd. * **	148,000	0.67%

Radio & Tv Broadcasting & Communications Equipment
30,000	C-COR Inc. *	344,700
1,000	Starent Networks, Corp. *	21,110
10,000	Superconductor Technologies Inc. *	69,800
		435,610	1.96%

Railroad Equipment
5,000	American Railcar Industries *	110,100	0.50%

Retail - Apparel & Accessory Stores
5,000	Pacific Sunwear of California Inc. *	74,000	0.33%

Retail - Auto Dealers & Gasoline Stations
1,000	Copart Inc. *	34,390	0.15%

Retail - Department Stores
3,000	Bon-Ton Stores Inc. *	68,160	0.31%

Retail - Eating & Drinking Places
1,000	Starbucks Corp. *	26,200	0.12%

Retail - Eating Places
1,000	CBRL Group Inc.	40,800	0.18%

Retail - Grocery Stores
3,000	Claymore Global Balanced Inc ETF Common **	90,960	0.41%

Security Brokers, Dealers & Flotation Companies
1,000	Interactive Brokers Group, Inc. *	26,260	0.12%

Semiconductors & Related Devices
40,000	Actions Semiconductor Co., Ltd. * **	220,800
111,339	Canadian Solar Inc. *	1,051,040
10,000	ChipMOS TECHNOLOGIES (Bermuda) LTD. *	59,900
15,000	Kulicke & Soffa Industries Inc. *	127,200
40,000	Leadis Technology Inc. *	140,000
125,000	Netlist Inc. *	258,750
10,000	Optium Corporation *	103,800
2,000	Semtech Corp. *	40,960
14,000	Solarfun Power Holdings Co. Ltd. *	183,820
5,000	Trina Solar Ltd. * **	284,850
		2,471,120	11.14%

Services - Business Services
11,000	AMREP Corp. *	294,800
7,000	China Techfaith Wireless Communication Technology Ltd. * **	46,830
2,000	Mercadolibre, Inc. * **	72,520
36,000	New Oriental Energy & Chemical Corp * **	219,960
124,154	Webzen Inc. * **	540,070
		1,174,180	5.29%

*Non-Income Producing Securities.

**ADR - American Depository Receipt.

The accompanying notes are an integral part of the financial statements.

2007 Semi-Annual Report  4

Birmiwal Oasis Fund

		Schedule of Investments
	September 30, 2007 (Unaudited)

Shares/Principal Amount		Market Value	% of Net Assets

COMMON STOCKS

Services - Computer Integrated Systems Design
3,000	Mentor Graphics Corp. *	45,300
8,000	Sonic Solutions *	83,760
		129,060	0.58%

Services - Computer Processing & Data Preparation
24,115	Linktone Ltd. * **	80,785	0.36%

Services - Computer Programming
1,000	Cognizant Technology Solutions Corp. *	79,790
2,000	DivX, Inc. *	29,740
2,000	JDA Software Group Inc. *	41,320
1,000	Satyam Computer Services Ltd. **	25,890
3,000	Wipro Ltd. **	43,320
		220,060	0.99%

Services - Help Supply Services
10,000	Volt Information Sciences Inc. *	176,400	0.79%

Services - Offices & Clinics of Doctors of Medicine
69,000	Dynacq Healthcare Inc. *	419,520	1.89%

Services - Prepackaged Software
2,000	BladeLogic, Inc. *	51,280
1,000	Microsoft Corp.	29,460
302,342	Silverstar Holdings Ltd. *	1,517,757
		1,598,497	7.20%

Special Industry Machinery, NEC
3,000	Trio-Tech International	32,610	0.15%

Steel Pipe & Tubes
5,000	Synalloy Corp.	105,500	0.48%

Steel Works, Blast Furnaces & Rolling Mills (Coke Ovens)
5,000	Grupo Simec SA de CV * **	52,200	0.24%

Surgical & Medical Instruments & Apparatus
5,100	Accuray Incorporated *	89,046
4,000	Anika Therapeutics Inc. *	83,240
21,000	NeuroMetrix Inc.	183,330
		355,616	1.60%

Telephone & Telegraph Apparatus
95,250	Qiao Xing Mobile Communication Co., Ltd. * **	928,687
187,678	Qiao Xing Universal Telephone Inc. * **	2,075,719
6,000	ShoreTel, Inc. *	85,920
		3,090,326	13.93%

Telephone Communications (No Radiotelephone)
5,000	Mahanagar Telephone Nigam Ltd. **	39,450	0.18%

Unsupported Plastics Film & Sheet
15,000	Fuwei Films (Holdings) Co., Ltd. * **	127,800	0.57%

X-Ray Apparatus & Tubes & Related Irradiation Apparatus
1,000	American Science & Engineering Inc.	62,660	0.28%

Total for Common Stock (Cost $15,817,709)		15,117,141	68.12%

EXCHANGE TRADED FUNDS
6,000	UltraShort QQQ ProShares ****	232,500
18,000	UltraShort S&P500 ProShares * ****	912,060
Total for Exchange Traded Funds (Cost $1,394,806)		1,144,560	5.17%

WARRANTS
8,896	Ascent Solar Technologies, Inc. * (expires 7-10-2011)	64,941
	excise price @1.535
55,700	FreeSeas Inc. (expires 7-29-2011)	150,390
	excise price @1.274
Total for Warrants (Cost $216,261)		215,331	0.97%

*Non-Income Producing Securities.

**ADR - American Depository Receipt.

****Securities pledged as collateral on short positions.

The accompanying notes are an integral part of the financial statements.

2007 Semi-Annual Report  5

	Birmiwal Oasis Fund

			Schedule of Investments
		September 30, 2007 (Unaudited)

	Shares/Principal Amount		Market Value	% of Net Assets

	COMMON STOCKS

	CALL OPTIONS	Shares Subject
	Expiration Date/Exercise Price	to Call

	Lexmark International Inc. *	10,000	22,500
	October 2007 Calls @ 40.00

	Polycom, Inc. *	10,000	26,000
	October 2007 Calls @ 25.00

	Qiao Xing Mobile Communication Co., Ltd. * **	40,000	24,000
	October 2007 Calls @ 10.00
	Total (Premiums Paid - $79,385)		72,500	0.32%

	Cash and Equivalents
4,625,714	Fidelity Governmental Fund 57 5.14% ***		4,625,714	20.84%
	(Cost $4,625,714)

	Total Investments Securities		21,175,246	95.42%
	(Cost $22,133,875)

	Other Assets In Excess of Liabilities		1,016,024	4.58%

	Net Assets		$ 22,191,270	100.00%

*Non-Income Producing Securities.

**ADR - American Depository Receipt.

*** Variable Rate Security; The Yield Rate shown represents

the rate at September 30, 2007.

The accompanying notes are an integral part of the financial statements.

2007 Semi-Annual Report  6

Birmiwal Oasis Fund

		Schedule of Securities Sold Short
		September 30, 2007 (Unaudited)

Shares/Principal Amount		Market Value

COMMON STOCKS
Crude Petroleum & Natural Gasr
1,000	CNOOC Ltd. **	$ 166,430

Fabricated Plate Work (Boiler Shops)
6,000	McDermott International Inc. *	324,480

Hotels & Motels
1,000	Las Vegas Sands Corp. *	133,420

Oil & Gas Field Machinery & Equipment
2,000	National Oilwell Varco, Incorporated *	289,000

EXCHANGE TRADED FUNDS
1,000	S&P Depository Receipts	152,580

Total for Securities Sold Short (Proceeds $966,682)		$ 1,065,910

*Non-Income Producing Securities.

**ADR - American Depository Receipt.

The accompanying notes are an integral part of the financial statements.

2007 Semi-Annual Report  7

Birmiwal Oasis Fund

Statement of Assets and Liabilities (Unaudited)
September 30, 2007

Assets:
Investment Securities at Market Value	$ 21,175,246
(Identified Cost - $22,133,875)
Deposit at Brokers	911,356
Receivables:
Dividends and Interest	39,301
Receivable for Securities Sold	3,373,027
Total Assets	25,498,930
Liabilities
Securities Sold Short, at Market Value (Proceeds - $966,682)	1,065,910
Payable For Securities Purchased	2,164,232
Management Fees Payable
Base Management Fee Payable to Adviser	47,151
Performance Adjustment Payable to Adviser	30,367
Total Liabilities	3,307,660
Net Assets	$ 22,191,270
Net Assets Consist of:
Paid In Capital	18,179,272
Accumulated Net Investment Loss	(265,654)
Realized Gain on Investments - Net	5,335,509
Unrealized Depreciation in Value	(1,057,857)
of Investments Based on Identified Cost - Net
Net Assets, for 612,041 Shares Outstanding	$ 22,191,270
(Unlimited number of shares authorized)
Net Asset Value, Offering and Redemption Price
Per Share ($22,191,270/612,041 shares)	$ 36.26

Statement of Operations (Unaudited)
For the six months ended September 30, 2007

Investment Income:
Dividends (Net of foreign withholding tax of $930)	$ 36,123
Interest	160,495
Total Investment Income	196,618
Expenses: (Note 3)
Management Fees
Base Management Fees	305,639
Performance Adjustment	156,633
Total Expenses	462,272

Net Investment Loss	(265,654)

Realized and Unrealized Gain (Loss) on Investments:
Net Realized Gain on Investments	2,376,978
Net Realized Loss on Securities Sold Short	(4,982)
Net Realized Loss on Options Purchased	(26,973)
Net Realized Gain on Options Written	247,168
Net Change In Unrealized Depreciation on Investments	46,493
Net Change In Unrealized Depreciation on Investments Sold Short	(92,448)
Net Change In Unrealized Appreciation/Depreciation on Options Purchased	(15,619)
Net Realized and Unrealized Gain on Investments, Investments
Sold Short, Options & Options Written	2,530,617
Net Increase in Net Assets from Operations	$ 2,264,963

The accompanying notes are an integral part of the

financial statements.

2007 Semi-Annual Report  8

Birmiwal Oasis Fund

Statement of Changes in Net Assets	(Unaudited)
	4/1/2007	4/1/2006
	to	to
	9/30/2007	3/31/2007
From Operations:
Net Investment Loss	$ (265,654)	$ (627,049)
Net Realized Gain on Investments, Short Sales, Options and Written Options	2,592,191	6,617,148
Net Change In Unrealized Appreciation (Depreciation)	(61,574)	(2,319,048)
Increase in Net Assets from Operations	2,264,963	3,671,051
From Distributions to Shareholders:
Net Investment Income	0	0
Net Realized Gain from Security Transactions	0	(5,655,993)
Change in Net Assets from Distributions	0	(5,655,993)
From Capital Share Transactions:
Proceeds From Sale of Shares	172,556	1,855,974
Shares Issued on Reinvestment of Dividends	0	5,655,993
Cost of Shares Redeemed	(538,095)	(1,561,204)
Net Increase from Shareholder Activity	(365,539)	5,950,763

Net Increase in Net Assets	1,899,424	3,965,821

Net Assets at Beginning of Period	20,291,846	16,326,025
Net Assets at End of Period (including accumulated	$22,191,270	$20,291,846
undistributed net investment income (loss) of ($265,654) and $0, respectively)

Share Transactions:
Issued	5,107	51,072
Reinvested	-	178,930
Redeemed	(16,325)	(45,727)
Net Increase/Decrease in Shares	(11,218)	184,275
Shares Outstanding Beginning of Period	623,259	438,984
Shares Outstanding End of Period	612,041	623,259

Financial Highlights	(Unaudited)
Selected data for a share outstanding	4/1/2007		4/1/2006	4/1/2005	4/1/2004	4/1/2003 **
throughout the period:	to		to	to	to	to
	9/30/2007		3/31/2007	3/31/2006	3/31/2005	3/31/2004
Net Asset Value -
Beginning of Period	$ 32.56		$ 37.19	$ 29.34	$ 35.65	$ 20.00
Net Investment Income/(Loss)***	(0.43)		(1.27)	(1.18)	(1.03)	(0.43)
Net Gains or Losses on Securities
(realized and unrealized)	4.13		9.26	18.15	2.86	24.15
Total from Investment Operations	3.70		7.99	16.97	1.83	23.72

Distributions (From Net Investment Income)	0.00		0.00	0.00	0.00	0.00
Distributions (From Capital Gains)	0.00		(12.62)	(9.12)	(8.14)	(8.07)
Total Distributions	0.00		(12.62)	(9.12)	(8.14)	(8.07)

Net Asset Value -
End of Period	$ 36.26		$ 32.56	$ 37.19	$ 29.34	$ 35.65

Total Return (a)	11.36%		22.51%	63.83%	9.99%	126.90%
Ratios/Supplemental Data
Net Assets - End of Period (Thousands)	22,191		20,292	16,326	8,077	6,898

Before Waivers
Ratio of Expenses to Average Net Assets	4.38%	*	4.85%	4.70%	4.26%	2.90%
Ratio of Net Investment Loss to Average Net Assets	-2.52%	*	-3.46%	-3.50%	-3.72%	-2.68%

After Waivers
Ratio of Expenses to Average Net Assets	4.38%	*	4.85%	4.70%	4.26%	1.50%
Ratio of Net Investment Loss to Average Net Assets	-2.52%	*	-3.46%	-3.50%	-3.72%	-1.28%
Portfolio Turnover Rate	436.87%		688.12%	637.98%	1050.35%	1015.55%

* Annualized.
** Commencement of Operations.
*** Per share amounts were calculated using the average shares method.
(a) Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of all
Fund distributions.

The accompanying notes are an integral part of the

financial statements.

2007 Semi-Annual Report  9

NOTES TO THE FINANCIAL STATEMENT

BIRMIWAL OASIS FUND

September 30, 2007

(UNAUDITED)

1.) ORGANIZATION

Birmiwal Oasis Fund (the "Fund") is a non-diversified series of the Birmiwal Investment Trust (the "Trust"), an open-end investment company that commenced operations on April 1, 2003.  The Trust was organized in Ohio as a business trust on January 3, 2003. The Trust may offer shares of beneficial interest in a number of separate series, each series representing a distinct fund with its own investment objectives and policies.  At present, there is only one series authorized by the Trust.  Birmiwal Asset Management, Inc. is the adviser to the Fund (the "Adviser"). As of the close of business on January 30, 2006, the Fund closed to new investors and would not take additional purchases from existing investors, except shareholders of record on January 30, 2006 were able to continue to add to their existing accounts only through the reinvestment of dividends and/or capital gain distributions from shares owned, and trustees of the Fund, as well as directors, officers and employees of the Adviser, were permitted to continue to open new accounts and make additional purchases in existing accounts. As of August 1, 2006, the Fund has revised its policies with respect to permitted investments in the Fund to reflect the following: The Fund remained closed to new investors except for non-profit organizations. Existing shareholders can purchase additional shares either by making new investments in their existing account(s) and/or by opening new account(s). The total of such new investments will be limited to a maximum of $25,000 per calendar year per taxpayer identification number/social security number. Existing shareholders may also continue to add to their existing accounts through the reinvestment of dividends and/or capital gain distributions from shares owned and may continue to participate in the Automatic Investment Plan (AIP). Non-profit organizations qualifying under Section 501(c)(3) of the Internal Revenue Code can open new accounts subject to a maximum investment limit of $25,000 per calendar year per taxpayer identification number. Trustees of the Fund, as well as directors, officers and employees of the Adviser, may continue to open new accounts and make additional purchases in existing accounts. The Fund’s primary investment objective is to seek capital apreciation. Significant accounting policies of the Fund are presented below:

2.) SIGNIFICANT ACCOUNTING POLICIES

SECURITY VALUATION: Securities that are traded on any exchange or on the NASDAQ over-the-counter market are valued at the last quoted sale price. Lacking a last sale price, a security is valued at its last bid price except when, in the Adviser's opinion, the last bid price does not accurately reflect the current value of the security. All other securities for which over-the-counter market quotations are readily available are valued at their last bid price. When market quotations are not readily available, when the Adviser determines the last bid price does not accurately reflect the current value or when restricted securities are being valued, such securities are valued as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Board of Trustees.

Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. If the Adviser decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Board of Trustees. Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board of Trustees has determined will represent fair value.

In accordance with the Trust’s good faith pricing guidelines, the Adviser is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard for determining fair value controls, since fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of securities being valued by the Adviser would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale.

2007 Semi-Annual Report  10

Notes to the Financial Statements (Unaudited) - continued

Methods which are in accord with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods.

In September 2006, FASB issued Statement on Financial Accounting Standards (SFAS) No. 157 "Fair Value Measurements."  This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosure about fair value measurements.  SFAS No. 157 applies to fair value measurements already required or permitted by existing standards.  SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years.  The changes to current generally accepted accounting principles from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements.  As of September 30, 2007, the Fund does not believe that the adoption of SFAS No. 157 will impact the amounts reported in the financial statements; however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements reported on the statement of changes in net assets for a fiscal period.

SHORT SALES: The Fund may sell a security it does not own in anticipation of a decline in the fair value of that security. When the Fund sells a security short, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale. A gain, limited to the price at which the Fund sold the security short, or a loss, unlimited in size, will be recognized upon the termination of a short sale.

OPTION WRITING: When the Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current fair value of the option written.  Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains from investments.  The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or, if the premium is less than the amount paid for the closing purchase transaction, as a realized loss.  If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security or currency in determining whether the Fund has realized a gain or a loss.  If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund.  The Fund as writer of an option bears the market risk of an unfavorable change in the price of the security underlying the written option.

FEDERAL INCOME TAXES: The Fund’s policy is to continue to comply with the requirements of Subchapter M of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no federal income tax provision is required. It is the Fund's policy to distribute annually, prior to the end of the calendar year, dividends sufficient to satisfy excise tax requirements of the Internal Revenue Service.  This Internal Revenue Service requirement may cause an excess of distributions over the book year-end accumulated income.  In addition, it is the Fund's policy to distribute annually, after the end of the fiscal year, any remaining net investment income and net realized capital gains.

In June 2006, the Financial Accounting Standards Board (FASB) issued FASB Interpretation No. 48 - Accounting for Uncertainty in Income Taxes, that requires the tax effects of certain tax positions to be recognized. These tax positions must meet a “more likely than not” standard that based on their technical merits, these positions have a more than 50 percent likelihood of being sustained upon examination. FASB Interpretation No. 48 is effective for fiscal periods beginning after December 15, 2006. At adoption, the financial statements must be adjusted to reflect only those tax positions that are more likely than not of being sustained. Management of the Fund has evaluated its current tax positions and does not believe the adoption of FIN 48 has an impact on the finacial statements.

DISTRIBUTIONS TO SHAREHOLDERS: Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.

The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense, or realized capital gain for federal income

2007 Semi-Annual Report  11

Notes to the Financial Statements (Unaudited) - continued

tax purposes. Where such differences are permanent in nature, they are reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, result of operations, or net asset values per share of the Fund.

USE OF ESTIMATES: The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.  Actual results could differ from those estimates.

OTHER: The Fund records security transactions based on a trade date. Dividend income is recognized on the ex-dividend date, and interest income is recognized on an accrual basis. Discounts and premiums on securities purchased are amortized over the lives of the respective securities. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

3.) INVESTMENT ADVISORY AGREEMENT

The Fund has entered into an Investment Advisory Agreement with Birmiwal Asset Management, Inc.  (the "Adviser").  Under the terms of the Investment Advisory Agreement, the Adviser manages the investment portfolio of the Fund, subject to policies adopted by the Trust’s Board of Trustees. Under the Investment Advisory Agreement, the Adviser, at its own expense and without reimbursement from the Trust, furnishes office space and all necessary office facilities, equipment and executive personnel necessary for managing the assets of the Fund. The Adviser also pays the salaries and fees of all of its officers and employees that serve as officers and trustees of the Trust. The Adviser pays all operating expenses of the Fund, with the exception of taxes, borrowing expenses (such as (i) interest and (ii) dividend expenses on securities sold short), brokerage commissions, indirect expenses (such as the expenses of other investment companies in which the Fund may invest) and extraordinary expenses.

For its services and its agreement to pay the Fund’s operating expenses, the Adviser receives an annual variable performance-based management fee comprised of a base rate of 2.90% of the Fund's average daily net assets and a performance adjustment, which is in accordance with a rate schedule.  The performance adjustment increases or decreases the fee paid by the Fund to the Adviser based on the Fund's performance relative to the S&P 500 Index over the most recent 12-month period.  If the Fund's return for the period is within 2.00% (two percentage points) of the return on the S&P 500 Index, no adjustment is made.  If the difference between the performance of the Fund and the S&P 500 Index exceeds 2.00% (two percentage points), the performance adjustment is made at a rate that varies linearly with the difference between the Fund's performance and that of the S&P 500 Index.  The resulting performance adjustment rate can be as high as 2.40% if the Fund outperforms the S&P 500 Index by 14% (fourteen percentage points) or more, and as low as -2.40% if the Fund underperforms the S&P 500 Index by 14% (fourteen percentage points) or more.

For the six months ended September 30, 2007, the Adviser earned base management fees totaling $305,639 and performance-based management fees totaling $156,633. At September 30, 2007, the Fund owed the Adviser management fees in the amount of $77,518, which consisted of base management fees of $47,151 and performance-based management fees of $30,367.

4.) APPROVAL OF INVESTMENT ADVISORY AGREEMENT

On May 5, 2007, the Board of Trustees (the “Trustees” or the “Board”) for the Birmiwal Oasis Fund met to consider the renewal of the Management Agreement (the “Agreement”). In reviewing the Agreement,  the Board of Trustees addressed the following factors: (i) the investment performance of the Fund and the Adviser; (ii) the nature, extent and quality of the services provided by the Adviser to the Fund;  (iii) the cost of the services to be provided and the profits to be realized by the Adviser and its affiliates from the relationship with the Fund; (iv) the extent to which economies of scale will be realized as the fund grows; and (v) whether the fee levels reflect these economies of scale to the benefit of shareholders.

In determining whether to renew the Agreement, the Board met with Mr. Birmiwal, President of the Adviser, to discuss the terms of the Agreement. He reviewed and discussed with the Trustees his personal history, including background and investment management experience. He also discussed

2007 Semi-Annual Report  12

Notes to the Financial Statements (Unaudited) - continued

with the Board the Fund's performance for the last fiscal year, important factors relating to the Fund's performance, the Adviser's investment and research strategy, the Adviser's financial strength, and expected expenses and revenue from the Fund. Mr. Birmiwal provided the Board with a current balance sheet from the bank with the Adviser's current financial standing and stated that the Adviser had sufficient funds available to meet its obligations to the Fund.

The Board gave careful consideration to factors deemed relevant to the Trust and the Fund. As to the nature, extent and quality of the services to be provided by the Adviser, and the performance of the Fund since commencement of operations, the Board noted that the Fund significantly outperformed its benchmark index, the S&P 500, for the fiscal year ended March 31, 2007, by providing a return of 22.51% as compared to 11.83% for the S&P 500 for the same period. The Board also reviewed comparative performance from the inception of the Fund through March 31, 2007, noting that the Fund continued to significantly outperform its benchmark index. The Board felt that the superior returns provided strong evidence of the superior quality of the advisory services provided by the Adviser.

As to the costs of the services to be provided, the Board reviewed information regarding comparable fee structures and acknowledged that the Fund's base management fee rate (which includes paying substantially all operating expenses of the Fund) and total annual operating expenses were significantly higher than the management fees and expense ratio paid by 31 other funds of comparable size and with similar investment objectives. However, the Trustees acknowledged that the Adviser spends a substantial amount of time managing the Fund and noted that the Fund's superior performance after deduction of the performance fee more than justified the higher fee expenses. In addition, the Trustees noted that Mr. Birmiwal bears a risk of loss under the performance fee arrangement.  Under the Management Agreement, poor Fund performance will result in a reduction of the management fee, with a maximum downward adjustment of 2.40% from the base fee of 2.90%.  The Board concluded that this fee arrangement aligns Mr. Birmiwal's interest with those of the shareholders. The Trustees therefore concluded that the fee structure under the current Management Agreement, including performance-based adjustments, is reasonable.

As to the profits to be realized by the Adviser under the Management Agreement, the extent to which economies of scale may be realized as the Fund grows, and whether the fee levels reflect these economies of scale for the benefit of the Fund investors, the Board noted that the Adviser has made a substantial investment in the Fund. The Trustees acknowledged that the fee under the current management agreement does not provide investors with an opportunity to realize the benefits of economies of scale as the Fund grows. However, the Trustees also noted that the management fee is structured so that investors pay a fee that varies directly with the performance of the Fund. Investors will pay a higher fee if the Fund outperforms its benchmark index and a lower fee if the Fund underperforms its benchmark index. In addition, given the relative small asset base of the Fund, they did not think it necessary to consider adding break points at this time.

The independent Trustees then met in executive session with legal counsel. The Board felt that the superior returns provided strong evidence of the superior quality of the advisory services provided by the Adviser. The Board also determined that continuity and efficiency of portfolio investment advisory services could best be assured by approving the continuance of the Management Agreement.

Based upon the information provided, it was the Board's consensus (including a majority of the independent Trustees) that the fee to be paid to the Adviser pursuant to the Agreement was reasonable, that the overall arrangement provided under the terms of the Agreement was a reasonable business arrangement, and that the approval of the Agreement was in the best interest of the Fund's shareholders.

5.) RELATED PARTY TRANSACTIONS

Kailash Birmiwal, Ph.D. is the control person of the Adviser and also serves as a trustee/officer of the Fund. This individual receives benefits from the Adviser resulting from management  fees paid to the Adviser by the Fund.

The Trustees who are not interested persons of the Fund were paid a total of $0 in Trustee fees for the six months ended September 30, 2007. Pursuant to the Investment Advisory Agreement, these fees are paid by the Adviser.

2007 Semi-Annual Report  13

Notes to the Financial Statements (Unaudited) - continued

6.) CAPITAL STOCK

The Trust is authorized to issue an unlimited number of shares. Paid in capital at September 30, 2007 was $18,179,272 representing 612,041 shares outstanding.

7.) INVESTMENT TRANSACTIONS

For the six months ended September 30, 2007, purchases and sales of investment securities other than U.S. Government obligations and short-term investments aggregated $61,605,800 and $59,803,845, respectively.  Purchases and sales of U.S. Government obligations aggregated $0 and $0, respectively.

For federal income tax purposes, the cost of total investment securities owned at September 30, 2007 was $22,133,875 and proceeds from short positions amounted to $966,682. At September 30, 2007, the composition of unrealized appreciation (the excess of value over tax cost) and depreciation (the excess of tax cost over value), was as follows:

Appreciation                           (Depreciation)               Net Appreciation (Depreciation)

 $1,659,964                             ($2,717,801)                               ($1,057,837)

8.) CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the Investment Company Act of 1940. As of September 30, 2007, Kailash Birmiwal, Ph. D., the control person of the Adviser, held, in aggregate, approximately 66% of the Fund.

9.) WRITTEN OPTIONS

Transactions in written options during the six month period ended September 30, 2007 were as follows:

Number of

Premiums

 Contracts

 Received

Options outstanding at March 31, 2007

 0

           $0

Options written

       3,920       $1,113,870

Options terminated in closing purchase transactions

                              (2,990)        ($945,842)

Options expired

             0

           $0

Options exercised

         (930)        ($168,028)

Options outstanding at September 30, 2007

                         0

                       $0

10.) DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid  during the six months ended September 30, 2007 and the fiscal year ended March 31, 2007 were as follows:

Distributions paid from:

                                                         Six Months ended                 Year ended

                              September 30, 2007            March 31, 2007

Ordinary Income:

                     $                 0                   $                 0

Short-term Capital Gain

    0

       5,361,998

Long-term Capital Gain

                                        0

                      293,995

         $                 0

           $       5,655,993

2007 Semi-Annual Report  14

Board of Trustees

Kailash Birmiwal, Ph. D.

Rajendra K. Bordia, Ph. D.

Hemant K. Gupta, Ph. D.

Veera S. Karukonda

Bal K. Sharma, Dr.

Investment Adviser

Birmiwal Asset Management, Inc.

24140 E. Greystone Lane

Woodway, WA 98020

Dividend Paying Agent,

Shareholders' Servicing Agent,

Transfer Agent

Mutual Shareholder Services, LLC

8000 Town Centre Dr., Ste 400

Broadview Hts, OH 44147

Custodian

U.S. Bank, NA

425 Walnut Street

P.O. Box 1118

Cincinnati, OH 45201

Fund Administrator

Premier Fund Solutions Inc.

480 N. Magnolia Avenue, Suite 103

El Cajon, CA 92020

Legal Counsel

Thompson Hine LLP

312 Walnut Street, 14th Floor

Cincinnati, OH 45202

Independent Registered Public

Accounting Firm

Cohen Fund Audit Services, Ltd.

800 Westpoint Pkwy., Ste 1100

Westlake, OH 44145-1594

This report is provided for the general information of the shareholders of the Birmiwal Oasis Fund. This report is not intended for distribution to prospective investors in the funds, unless preceded or accompanied by an effective prospectus.

Birmiwal Oasis Fund

24140 E. Greystone Lane

Woodway, WA 98020

Item 2. Code of Ethics.   Not applicable.

Item 3. Audit Committee Financial Expert.   Not applicable.

Item 4. Principal Accountant Fees and Services.   Not applicable.

Item 5. Audit Committee of Listed Companies.  Not applicable.

Item 6.  Schedule of Investments.   Not applicable. Schedule filed with Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable.

Item 8. Portfolio Managers of Closed End Funds. Not applicable.

Item 9.  Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers.  Not applicable.

Item 10.  Submission of Matters to a Vote of Security Holders.

The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11.  Controls and Procedures.

(a)

The Registrant’s president and chief financial officer concluded that the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) were effective as of a date within 90 days of the filing date of this report, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.  Exhibits.

 (a)(1)

Code of Ethics. Not applicable.

(a)(2)

Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(b) Certification  pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Birmiwal Investment Trust

By: /s/ Kailash Birmiwal

Kailash Birmiwal

President

Date:       12-7-07

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Kailash Birmiwal

Kailash Birmiwal

President

Date:        12-7-07

By: /s/ Kailash Birmiwal

Kailash Birmiwal

Chief Financial Officer

Date:         12-7-07